Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 984,643	$ 471,901
Accounts receivable
Due from customers and agents, less allowances of $49,223 and $41,431, respectively	705,313	548,537
Other, less allowances of $1,468 and $1,141, respectively	97,543	135,144
Inventory, net	158,222	273,707
Net deferred income tax asset		107,686
Prepaid expenses	112,235	86,506
Income taxes receivable	70,094	113,708
Other current assets	30,293	29,766
Total current assets	2,158,343	1,766,955
Assets held for sale		103,343
Licenses	1,844,348	1,453,574
Goodwill	765,792	771,352
Franchise rights	244,180	244,300
Other intangible assets, net of accumulated amortization of $144,490 and $133,823, respectively	46,525	64,499
Investments in unconsolidated entities	401,720	321,729
Other investments	616	508
Property, plant and equipment
In service and under construction	11,520,061	11,194,044
Less: Accumulated depreciation and amortization	7,755,584	7,347,919
Property, plant and equipment, net	3,764,477	3,846,125
Other assets and deferred charges	196,461	282,037
Total assets	9,422,462	8,854,422
Current liabilities
Current portion of long-term debt	14,306	808
Accounts payable	348,737	387,125
Customer deposits and deferred revenues	288,412	324,318
Accrued interest	11,962	7,919
Accrued taxes	40,569	46,734
Accrued compensation	113,375	114,549
Other current liabilities	127,023	181,803
Total current liabilities	944,384	1,063,256
Liabilities held for sale		21,643
Deferred liabilities and credits
Net deferred income tax liability	900,054	941,519
Other deferred liabilities and credits	432,949	430,774
Long-term debt, net	$ 2,439,827	$ 1,941,069
Commitments and contingencies
Noncontrolling interests with redemption features	$ 1,097	$ 1,150
TDS shareholders' equity
Series A Common and Common Shares	1,328	1,327
Capital in excess of par value	2,363,558	2,336,511
Treasury shares at cost	(727,182)	(748,199)
Accumulated other comprehensive income	355	6,452
Retained earnings	2,487,491	2,330,187
Total TDS shareholders' equity	4,125,550	3,926,278
Preferred shares	824	824
Noncontrolling interests	577,777	527,909
Total equity	4,704,151	4,455,011
Total liabilities and equity	$ 9,422,462	$ 8,854,422